Employee Benefits Expenses (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits Expenses
Salaries		€ 12,066	€ 12,244	€ 12,128
Social security expenses		1,981	2,003	1,919
Share-based payment expenses		1,695	2,385	2,220
Pension expenses		495	435	438
Employee-related restructuring expenses		3	3,143	222
Termination benefits outside of restructuring plans		238	68	64
Employee benefits expenses		€ 16,478	€ 20,278	€ 16,992
Workforce optimization program expenses	€ 191